Related Party Transactions	12 Months Ended
May 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

14.	RELATED PARTY TRANSACTIONS

Related party transactions occurred in the normal course of operations and are measured at agreed to amounts, which is the amount of consideration established and agreed to by the parties.

Related party transactions not disclosed elsewhere in these financial statements are as follows:

SMR Investments Ltd. (“SMR”) is a private company controlled by an officer of the Company. Under a management contract with SMR, the Company agreed to pay up to $2,500 per month for management services. The Company was charged management fees by SMR of $30,000 during the year ended May 31, 2012 (2011 - $30,000). As of May 31, 2012, $Nil (May 31, 2011 - $27,125) was payable to SMR by the Company.

During the year ended May 31, 2012, directors fees of $19,000 (2011 - $12,000) were paid to the President of the Company. Fees of $11,495 (2011 - $6,493) were paid to KLR Petroleum Ltd. (which is controlled by an officer of the Company) for administration of the Company payroll and benefit plan.